Fair Value Measurements (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Interest rate swaps and caps derivatives recognized in earnings
Liabilities	$ 1,441	$ 1,844
Other current liabilities [Member] | Interest rate swaps [Member]
Interest rate swaps and caps derivatives recognized in earnings
Liabilities	927	671
Other long-term liabilities [Member] | Interest rate swaps [Member]
Interest rate swaps and caps derivatives recognized in earnings
Liabilities	$ 514	$ 1,173